Financial Instruments and Risk Management - Schedule of Gain (Loss) on Risk Management Contracts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Gain (Loss) on Risk Management Contracts [Abstract]
Realized gain (loss) on risk management contracts	$ 31,315	$ (27,658)
Unrealized gain on risk management contracts	11,264	169
Gain (loss) on risk management contracts	$ 42,579	$ (27,489)